26. Finance debt	6 Months Ended
Jun. 30, 2020
Finance Debt
Finance debt
26.	Finance debt
26.1.	Balance by type of finance debt
In Brazil	06.30.2020	12.31.2019
Banking Market	4,893	5,322
Capital Market	2,416	3,468
Development banks	1,350	1,927
Others	10	13
Total	8,669	10,730
Abroad
Banking Market	22,394	16,555
Capital Market	34,147	32,476
Development banks	202	40
Export Credit Agency	3,686	3,233
Others	214	226
Total	60,643	52,530
Total finance debt	69,312	63,260
Current	6,692	4,469
Non-current	62,620	58,791

Current finance debt is composed of:

	06.30.2020	06.30.2019
Short-term debt	2,437	2,206
Current portion of long-term debt	3,391	1,377
Acruedd interest	864	886
Total	6,692	4,469

At June 30, 2020, there was no default, breach of covenants or change in collateral provided or clauses that would result in change in payment terms compared December 31, 2019.

26.2.	Changes in finance debt and reconciliation with cash flows from financing activities
	Balance at 12.31.2018	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2019
In Brazil	16,251	2,181	(5,663)	(745)	829	111	(352)	−	(1,882)	10,730
Abroad	67,924	5,362	(20,788)	(3,853)	3,878	538	(560)	29	-	52,530
	84,175	7,543	(26,451)	(4,598)	4,707	649	(912)	29	(1,882)	63,260
	Balance at 12.31.2019	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 06.30.2020
In Brazil	10,730	1,488	(745)	(209)	224	119	(2,939)	-	-	8,668
Abroad	52,530	14,308	(6,196)	(1,466)	1,587	1,647	(1,552)	(214)	-	60,644
	63,260	15,796	(6,941)	(1,675)	1,811	1,766	(4,491)	(214)	−	69,312
Debt restructuring			(281)	-
Deposits linked to financing			-	(22)
Net cash used in financing activities			(7,222)	(1,697)
(*) It includes pre-payments.
(**) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

In the first half of 2020, new borrowings were destined mainly, to repay older debts, aiming at improving the debt repayment profile taking into account its alignment with investments returns over the long run, as well as preserving cash levels to maintain the Company’s liquidity.

In the first half of 2020, proceeds from financing amounted to US$ 15,796, principally reflecting: (i) funds raised from banking market (in Brazil and abroad), in the amount of US$ 3,044, and (ii) use of revolving credit lines, in the amount of US$ 8,010 and (iii) global notes issued in the capital market in the amount of US$ 3,207, of which US$ 1,495 relates to the issue of new bonds maturing in 2031 and US$ 1,712 the remaining relates to new bonds issued maturing in 2050.

The Company repaid several finance debts, in the amount of US$ 8,919 notably: (i) pre-payment of banking loans in the domestic and international market totaling US$ 2,885; and (ii) US$ 1,404 relating to repurchase of bonds previously issued by the Company in the open market, with net premium paid to bond holders amounting to US$ 262.

In addition, the Company carried out, in the international banking market, operations to improve its debt profile and to extend its maturity, not involving financial settlements, in the total amount of US$ 2,490.

26.3.	Summarized information on current and non-current finance debt
Maturity in	2020	2021	2022	2023	2024	2025 onwards	Total (**)	Fair Value

Financing in U.S.Dollars (US$)(*):	1,309	5,347	2,746	8,428	8,285	31,083	57,198	63,820
Floating rate debt	610	3,224	2,124	7,057	6,810	6,454	26,279
Fixed rate debt	699	2,123	622	1,371	1,475	24,629	30,919
Average interest rate	4.4%	4.4%	4.5%	4.4%	4.8%	6.5%	5.7%
Financing in Brazilian Reais (R$):	256	662	1,111	1,666	1,469	2,675	7,839	8,931
Floating rate debt	72	450	882	1,511	1,136	1,119	5,170
Fixed rate debt	184	212	229	155	333	1,556	2,669
Average interest rate	3.7%	3.2%	3.8%	4.9%	4.6%	4.5%	4.1%
Financing in Euro (€):	54	199	389	405	14	1,406	2,467	3,044
Floating rate debt	-	-	-	-	-	-	-
Fixed rate debt	54	199	389	405	14	1,406	2,467
Average interest rate	4.7%	4.8%	4.8%	4.6%	4.7%	4.7%	4.7%
Financing in Pound Sterling (£):	61	-	-	-	-	1,746	1,807	1,885
Floating rate debt	-	-	-	-	-	-	-
Fixed rate debt	61	-	-	-	-	1,746	1,807
Average interest rate	6.3%	-	-	-	-	6.3%	6.3%
Financing in other currencies:	1	-	-	-	-	-	1	1
Floating rate debt	-	-	-	-	-	-	-
Fixed rate debt	1	-	-	-	-	-	1
Average interest rate	9.9%	-	-	-	-	-	9.9%
Total as of June 30, 2020	1,681	6,208	4,246	10,499	9,768	36,910	69,312	77,681
Average interest rate	4.4%	4.3%	4.5%	4.5%	4.9%	6.4%	5.6%
Total as of December 31, 2019	4,469	3,971	4,689	8,036	8,537	33,558	63,260	72,801
Average interest rate	5.1%	5.2%	5.3%	5.3%	5.3%	6.3%	5.9%
(*) Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)The average maturity of outstanding debt as of June 30, 2020 is 10.12 years (10.79 years as of December 31, 2019).

The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:

Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 38,219 as of June 30, 2020 (US$ 39,057 as of December 31, 2019); and

Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 37,536 as of June 30, 2020 (US$ 46,872 as of December 31, 2019).

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 30.2.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2020	2021	2022	2023	2024	2025 and thereafter	Balance at June 30, 2020	Balance at December 31, 2019
Principal	747	6,276	4,352	10,462	10,063	38,734	70,634	65,284
Interest	1,591	2,963	2,789	2,537	2,267	30,344	42,490	43,859
Total	2,338	9,239	7,141	12,999	12,330	69,078	113,124	109,143

26.4.	Lines of credit
						Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	4,350	−
PGT BV	Syndicate of banks	3/27/2019	2/27/2024	3,250	3,250	−
PGT BV	BNP Paribas	12/22/2016	1/9/2021	350	336	14
PGT BV	The Export - Import Bank of China	12/23/2019	12/27/2021	750	714	36
Petrobras	New Development Bank	8/27/2018	8/27/2022	200	200	−
Total				8,900	8,850	50

In Brazil
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	365	−	365
Petrobras	Bradesco	6/1/2018	5/31/2023	410	410	−
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	365	−	365
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	60	−	60
Total				1,200	410	790